Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 3	[1]	$ 15,772	$ (3,795)	$ 11,980		$ 11,980
Beginning balance, shares at Dec. 31, 2019	14,657,106
Net income		[1]		2,329	2,329		2,329
Share-based compensation		[1]	103		103		103
Issuance of shares		[1]	58		58		58
Issuance of shares, shares	126,858
Dividend distributed to shareholders		[1]		(1,200)	(1,200)		(1,200)
Ending balance, value at Dec. 31, 2020	$ 3	[1]	15,933	(2,666)	13,270		13,270
Ending balance, shares at Dec. 31, 2020	14,783,964
Net income		[1]		300	300	291	591
Business acquisition (see note 7)		[1]				4,709	4,709
Share-based compensation		[1]	(43)		(43)		(43)
Financing provided by the Parent Company (see note 15.b)		[1]	184		184		184
Dividend distributed to non-controlling interests		[1]				(194)	(194)
Ending balance, value at Dec. 31, 2021	$ 3	[1]	$ 16,074	$ (2,366)	$ 13,711	$ 4,806	$ 18,517
Ending balance, shares at Dec. 31, 2021	14,783,964

[1]	Retroactively adjusted to reflect the reverse stock split effected on August 31, 2022 (see note 1.E) and to reflect the equivalent number of shares corresponding to the combined financial information of the Company and Gix Media Ltd. following the Reorganization Transaction (see note 1.C) for all periods presented.